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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager:

Name:     United Fire & Casualty Company
Address:  118 Second Ave., S.E.
          Cedar Rapids, IA 52407

Form 13F File Number:  28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Dianne M. Lyons
Title:    Controller
Phone:    319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons             Cedar Rapids,          IA      10/29/04
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Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               59

Form 13F Information Table Value Total:        $ 138,820  (in thousands)

List of Other Included Managers:                    NONE

FORM 13F INFORMATION TABLE

                                   TITLE OF                  VALUE     SHARES/  SH/  PUT/  INVSTMNT   OTHER   ---VOTING AUTHORITY--
         NAME OF ISSUER              CLASS        CUSIP    (x $1000)   PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
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Abbott Laboratories              Common Stocks  002824100     6,778    160,000  SH         Sole               160,000
Agilysys Inc                     Common Stocks  00847J105     4,834    279,571  SH         Sole               279,571
Alderwoods Group Inc             Common Stocks  014383103       378     38,421  SH         Sole                38,421
Alliant Energy Corporation       Common Stocks  018802108     3,040    122,200  SH         Sole               122,200
ALLTEL Corporation               Common Stocks  020039103       687     12,518  SH         Sole                12,518
American Strategic Inc Port II   Common Stocks  030099105       335     25,420  SH         Sole                25,420
Anheuser-Busch Companies Inc     Common Stocks  035229103       200      4,000  SH         Sole                 4,000
BCE Inc                          Common Stocks  05534B109       351     16,200  SH         Sole                16,200
Bank of America Corporation      Common Stocks  060505104     6,066    140,000  SH         Sole               140,000
Bell South Corporation           Common Stocks  079860102       434     16,000  SH         Sole                16,000
Bemis Company Inc                Common Stocks  081437105       835     31,400  SH         Sole                31,400
Boeing Company                   Common Stocks  097023105     1,807     35,000  SH         Sole                35,000
Burlington Northern Santa Fe     Common Stocks  12189T104       619     16,158  SH         Sole                16,158
Burlington Resources Inc         Common Stocks  122014103       569     13,944  SH         Sole                13,944
Cincinnati Financial Corp        Common Stocks  172062101    12,573    305,025  SH         Sole               305,025
Cummins Inc                      Common Stocks  231021106     1,444     19,545  SH         Sole                19,545
Dean Foods Company               Common Stocks  242370104     1,449     48,261  SH         Sole                48,261
Del Monte Foods Co               Common Stocks  24522P103       211     20,097  SH         Sole                20,097
Dow Chemical Company             Common Stocks  260543103     2,711     60,000  SH         Sole                60,000
Duke Energy Corporation          Common Stocks  264399106     2,251     98,344  SH         Sole                98,344
Duquesne Light Holdings Inc      Common Stocks  266233105     1,167     65,000  SH         Sole                65,000
Emerson Electric Co              Common Stocks  291011104       390      6,300  SH         Sole                 6,300
Exxon Mobil Corporation          Common Stocks  30231G102     1,933     40,000  SH         Sole                40,000
Federal Signal Corporation       Common Stocks  313855108     1,391     74,864  SH         Sole                74,864
Fidelity National Financial In   Common Stocks  316326107       692     18,158  SH         Sole                18,158
Arthur J Gallagher & Co          Common Stocks  363576109       342     10,321  SH         Sole                10,321
General Electric Company         Common Stocks  369604103     7,052    210,000  SH         Sole               210,000
Greater Bay Bancorp              Common Stocks  391648102       575     20,000  SH         Sole                20,000
H J Heinz Company                Common Stocks  423074103     1,621     45,000  SH         Sole                45,000
Honeywell International Inc      Common Stocks  438516106       897     25,000  SH         Sole                25,000
Hospira Inc                      Common Stocks  441060100       490     16,000  SH         Sole                16,000
Intel Corporation                Common Stocks  458140100       201     10,000  SH         Sole                10,000
JPMorgan Chase & Co              Common Stocks  46625H100     2,294     57,736  SH         Sole                57,736
Johnson & Johnson                Common Stocks  478160104     1,690     30,000  SH         Sole                30,000
Keycorp                          Common Stocks  493267108     1,106     35,000  SH         Sole                35,000
MCI Inc.                         Common Stocks  552691107       916     54,694  SH         Sole                54,694
Newell Rubbermaid Inc            Common Stocks  651229106       717     35,766  SH         Sole                35,766
Nicor Inc                        Common Stocks  654086107     1,468     40,000  SH         Sole                40,000
Ohio Casualty Corporation        Common Stocks  677240103       209     10,000  SH         Sole                10,000
Old Republic International Cor   Common Stocks  680223104     4,249    169,752  SH         Sole               169,752
Penford Corporation              Common Stocks  707051108       348     20,000  SH         Sole                20,000
Penwest Pharmaceuticals Co.      Common Stocks  709754105       339     30,000  SH         Sole                30,000
PepsiCo Inc                      Common Stocks  713448108       973     20,000  SH         Sole                20,000
Piper Jaffray Cos                Common Stocks  724078100       330      8,329  SH         Sole                 8,329
Procter & Gamble Company         Common Stocks  742718109     3,031     56,000  SH         Sole                56,000
Progress Energy Inc              Common Stocks  743263105       810     19,131  SH         Sole                19,131
QCR Holdings Inc                 Common Stocks  74727A104     1,263     68,181  SH         Sole                68,181
SBC Communications Inc           Common Stocks  78387G103     2,049     78,960  SH         Sole                78,960
SAFECO Corporation               Common Stocks  786429100     2,125     46,550  SH         Sole                46,550
Schering-Plough Corporation      Common Stocks  806605101       191     10,000  SH         Sole                10,000
Shopko Stores Inc                Common Stocks  824911101       348     20,000  SH         Sole                20,000
TXU Corporation                  Common Stocks  873168108     1,438     30,000  SH         Sole                30,000
U S Bancorp                      Common Stocks  902973304    23,677    819,284  SH         Sole               819,284
Vectren Corporation              Common Stocks  92240G101       671     26,658  SH         Sole                26,658
Verizon Communications Inc       Common Stocks  92343V104     1,443     36,648  SH         Sole                36,648
Wachovia Corporation             Common Stocks  929903102     1,409     30,008  SH         Sole                30,008
Wells Fargo & Company            Common Stocks  949746101     6,987    117,176  SH         Sole               117,176
Wintrust Financial Corporation   Common Stocks  97650W108    13,204    230,523  SH         Sole               230,523
Xcel Energy, Inc.                Common Stocks  98389B100     1,212     70,000  SH         Sole                70,000
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Report Summary                   59 Data Records            138,820                 0 other managers on whose behalf report is filed